SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, revenue recognition, valuation allowance for deferred tax assets, impairment assessment of intangible assets and other long-lived assets, fair value assessment of certain short-term and long-term investments. Actual results may differ materially from those estimates.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Group and its subsidiaries, the VIEs and the VIEs’ subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

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Fair value - continued

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments accounted for term deposits, available-for-sale debt investments or elected to measure at fair value, receivables from third-party payment platforms and other liabilities.

As of December 31, 2024 and 2025, the carrying values of cash and cash equivalents, restricted cash, short-term investments, receivables from third-party payment platforms and other current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. The fair value of the Group’s long-term investments is determined based on the prevailing interest rates in the market as of December 31, 2024 and 2025.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the subsidiaries incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries, the VIEs and VIEs’ subsidiaries is the RMB.

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Foreign currency translation and transactions - continued

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ equity and the consolidated statements of comprehensive loss.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive income/(loss), change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, demand deposits and highly liquid investments, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value.
Restricted cash	Restricted cash Restricted cash represents the cash and cash equivalents deposited in bank accounts that are restricted as to withdrawal or for use.
Debt securities investments

Debt securities investments

As of December 31, 2024 and 2025, the Group’s debt securities include term deposits, available-for-sale investments, and investments elected to measure at fair value, which were classified to short-term investments accounted for those with original maturities no longer than one year and long-term investments accounted for those with original maturities greater than one year.

Term deposits

Term deposits represent deposits in commercial banks with original maturities of more than three months and up to one year. As of December 31, 2024 and 2025, the balances of term deposits were RMB146,928 and RMB247,038, respectively.

Available-for-sale investments

Debt securities investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale investments and are reported at fair value with unrealized gains and losses recorded in accumulated other comprehensive income/(loss). Realized gains or losses on the sale of these securities are recognized under realized gains from investments in the consolidated statements of operations.

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder's equity. As of December 31, 2024 and 2025, the available-for-sale debt investments were recorded with unrealized gain amounted to RMB59,241 and RMB72,485, respectively. No impairment loss on investments was recorded during the years ended December 31, 2023, 2024 and 2025.

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Debt securities investments - continued

Investments elected to measure at fair value

The Group elects the fair value option to record wealth management products with variable interest rates involving derivatives at fair value in accordance with ASC 825 Financial Instrument. Changes in the fair value are recorded in other income.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Software	2-10 years
Building	35-50 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statement of operations.

Land use rights, net

Land use rights, net

All land in mainland China is owned by the government, which, according to the relevant laws of mainland China, may grant the right to use the land for a specified period of time. Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates, as follows:

Category	Estimated useful life
Land use rights, net	37-50 years

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired. Application of a goodwill impairment test requires significant management judgment. The judgment in estimating the fair value of reporting unit includes estimating future cash flows, determining appropriate discount rates, and making other relevant assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for the reporting unit.

As part of the annual goodwill impairment test, the Group first performs a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative assessment above indicates that it is more likely than not that the fair value of the indefinite-lived intangible asset or the reporting unit (for goodwill) is less than its carrying value, a quantitative impairment test is performed to compare the fair value to the carrying value. An impairment charge is recorded if the carrying value exceeds the fair value. No impairment loss on goodwill was recorded during the years ended December 31, 2023, 2024 and 2025.

Intangible assets, net

Intangible assets, net

Intangible assets are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	2 years
Trademark	10 years
License	1.5-10 years

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. During the years ended December 31, 2023, 2024 and 2025, the Group recorded nil, nil and RMB582 of impairment losses of long-lived assets.

Short-term and long-term borrowings

Short-term and long-term borrowings

Short-term and long-term borrowings are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Upfront issuance costs and debt discounts or premiums are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Revenue recognition

Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, in accordance with ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”). The Group’s revenue is reported net of discount, value added tax and related surcharges.

Disaggregation of revenue

For the years ended December 31, 2023, 2024 and 2025, substantially all of the Group’s revenues were generated in mainland China. Additionally, substantially all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues
- Learning services	2,872,901	4,419,964	6,039,033
- Educational content & digitalized learning products	55,980	83,930	77,089
- Other revenue	31,932	49,662	30,650
Total net revenues	2,960,813	4,553,556	6,146,772

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Revenue recognition - continued

The primary sources of the Group's revenues are as follows:

(1) Learning Services

The Group offers various types of integrated online and offline tutoring services covering a wide spectrum of topics and targets students from broad age groups through its diverse offerings. For online and offline tutoring services, tutoring fees are collected in advance. The Group determines that there is not a significant financing component based on the nature of the service being offered and the purpose of the payment terms. The Group charges upfront amount, not with the primary purpose of obtaining financing from the students but, instead, to maximize profitability, taking into consideration the risks associated with providing the service. The Group offers refunds for any remaining classes to students who withdraw from the course. The refund is equal to the amount related to the undelivered class. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method.

The Group’s tutoring services consists of several components, including learning classes as well as other activities during the course period including teaching material, quizzes before, during and after the classes, summary of lessons after each class and interactions with both other students and instructors during the period. Different service components are highly interdependent and interrelated in the context of the contract with the tutoring services. Therefore, the Group has determined that the tutoring services represents one performance obligation. The service period for a majority of the tutoring services is less than six months.

For online tutoring services, once the tutoring services is complete, the Group also offers the customer a content playback service. In the content playback service, the customer has unlimited access to online pre-recorded audio-video courses for a specified period ranging from one to three years. No other interactions or activities are provided during the playback period. For contracts that provide both the online tutoring service and the content playback service, the Group determined that the online tutoring service and content playback service are two separate performance obligations, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract. The group allocates transaction price on each performance obligation using the relative stand-alone selling price. The Group determines the stand-alone selling price using an expected cost plus margin methodology. Revenue related to the online tutoring service is recognized proportionately as the classes are delivered, as the Group concluded that the delivery of each class represents a faithful depiction of when the services are provided to the students. Revenue related to the right to access the content playback is recognized proportionally over the playback period, as the Group concluded that the content playback service represents a stand ready obligation to provide the playback services and the customer simultaneously receives and consumes the benefits as the Group provides such services throughout the playback period.

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Revenue recognition - continued

For offline tutoring services, the Group does not offer the customer a content playback service. The Group has determined that the offline tutoring services represents one performance obligation. Revenue related to the offline tutoring service is recognized proportionately as the classes are delivered, as the Group concluded that the delivery of each class represents a faithful depiction of when the services are provided to the students.

(2) Educational content & digitalized learning products

Educational content & digitalized learning products mainly include books and digitalized auxiliary learning tools, such as smart devices and translation pens.

The Group recognizes revenues when control of the educational content and digitalized learning products is transferred to the customer.

(3) Other revenue

The Group leases office buildings to customers and receives a fixed quarterly rental fee over the term of the lease period. The Group classifies its lease income as other revenue and classifies such lease contracts as operating leases. The fixed rental fee is recognized evenly over the period of the lease contract on a straight-line basis.

The Group grants licenses to a third party to use its intellectual properties and the Group recognizes the income at a point in time when control of the intellectual properties’ rights is transferred to the third party.

Contract balances

Contract cost

The Group elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. As of December 31, 2024 and 2025, the balance of contract cost was both nil.

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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Contract and refund liabilities

The following table provides information about the Group's contract liabilities and refund liability arising from contract with customers.

	Year ended December 31,
	2024	2025
	RMB	RMB
Deferred revenue, current portion	1,867,096	2,289,322
Deferred revenue, non-current portion	218,797	276,620
	2,085,893	2,565,942
Refund liability	127,969	125,813

Deferred revenue primarily consists of tuition fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2024 and January 1, 2025 were substantially all recognized as revenue during the years ended December 31, 2024 and 2025, respectively.

Refund liability represents the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy. Refund liability is estimated based on the historical refund ratio for each of the type of classes provided.

The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2025, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB2,565,942. The Group expects to recognize revenue of RMB2,289,322 and RMB169,403 related the remaining performance obligations over the next 12 and 24 months, respectively, with the remainder of RMB107,217 recognized thereafter.

Cost of revenues	Cost of revenues Cost of revenues mainly consists of compensations to instructors and tutors, rental expenses, depreciation of properties and equipment, teaching materials and bandwidth costs.
Advertising expenses

Advertising expenses

The Group expenses advertising costs as they are incurred. Total advertising expenses were RMB775,234, RMB1,565,549 and RMB1,693,744 for the years ended December 31, 2023, 2024 and 2025, respectively, and have been included as part of selling expenses.

Government subsidies

Government subsidies

The government subsidies provided by the local government mainly included funding to support the development of the Group. Government subsidies are recognized upon receipt as government subsidies income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2023, 2024 and 2025, RMB6,469, RMB34,906 and RMB30,125 were received and recognized as other income in the Group’s consolidated statements of operations, respectively.

Value added taxes ("VAT")

Value added taxes (“VAT”)

The Group’s educational services are subject to VAT at the rate of 3% for small-scale-VAT-payer entities or at the rate of 6% for general-VAT-payer entities in accordance with tax rule.

In accordance with Circular Cai Shui 2016 No. 68, the general-VAT-payers who provide non-academic education services could elect a simple VAT collection method and apply for a VAT rate of 3%. Some of the Group’s subsidiaries elect to apply for a VAT rate of 3%.

The Group’s revenue on sales of goods is subject to VAT at the rate of 3% for small-scale-VAT-payer entities or at the rate of 13% for general-VAT-payer entities in accordance with tax rule.

In accordance with The Ministry of Finance and State Administration of Taxation Announcement (2021 No.10), the Group’s revenue on book sales enjoy exemption policy from January 1, 2021 to December 31, 2024. Based on the Announcement on Continuously Implementing Value-Added Tax Preferential Policy for Publicity and Culture (2023 No.60), the exemption period was further extended to December 31, 2027.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

The Group measures the cost of employee share options and restricted stock units (“RSUs”) based on the grant date fair value of the award and recognizes compensation cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Cancellation of an award that is not accompanied by the concurrent grant of a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, the Group recognizes any previously unrecognized compensation cost immediately at the cancellation date.

Cancellation of an award accompanied by the concurrent grant of a replacement award or other valuable consideration shall be accounted for as a modification of the terms of the cancelled award. Therefore, the Group recognizes incremental compensation cost as the excess of the fair value of the replacement award or other valuable consideration over the fair value of the cancelled award at the cancellation date.

Comprehensive income/(loss)

Comprehensive income/(loss)

Comprehensive income/(loss) includes net income/(loss), foreign currency translation adjustments and the unrealized gains and losses on available-for-sale debt investments of the Group. Comprehensive income/(loss) is reported in the consolidated statements of comprehensive income/(loss).

Leases

Leases

The Group leases administrative office spaces in different cities in mainland China under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to seven years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. When a lease is terminated before the expiration of the lease term, the Group derecognizes the right of use asset and corresponding lease liability, any difference is recognized as a gain or loss related to the termination of the lease.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

When the Group is a lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable term of the lease. Straight-line rental revenue commences when the customer assumes the control of the leased office building.

Lessee leases

The Group leases administrative office spaces in different cities in mainland China under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to seven years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. When a lease is terminated before the expiration of the lease term, the Group derecognizes the right of use asset and corresponding lease liability, any difference is recognized as a gain or loss related to the termination of the lease.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Lessor leases

When the Group is a lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable term of the lease. Straight-line rental revenue commences when the customer assumes the control of the leased office building.

Net (loss)/income per share

Net income/(loss) per share

Basic income/(loss) per ordinary share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted income/(loss) per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had share options and RSUs, which could potentially dilute basic income per share in the future. To calculate the number of shares for diluted income per ordinary shares, the effect of the share options and unvested RSUs is computed using the treasury stock method.

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB1,057,129 and RMB671,515 as of December 31, 2024 and 2025, respectively.

Concentration risks

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term and long-term investments and receivables from third-party payment platforms. As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, restricted cash, short-term and long-term investments and receivables from third-party payment platforms were deposited in financial institutions located in mainland China.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2023, 2024 and 2025.

Recently adopted Accounting Pronouncements and Recent issued Accounting Pronouncements not yet adopted

Recently adopted Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted. Beginning January 1, 2025, the Group adopted ASU 2023-09 prospectively. The adoption impacted the income tax disclosures but did not have impact on the consolidated balance sheet, the consolidated statement of operations and the consolidated statements of cash flows. The required disclosures are included in Note 14.

Recent issued Accounting Pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), which improves financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied either prospectively or retrospectively. The Group is currently evaluating the impact of adopting these standards.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, and requires prospective application. The Group is currently evaluating the impact of adopting ASU 2025-05.

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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Recent issued Accounting Pronouncements not yet adopted - continued

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Group is currently evaluating the impact of adopting ASU 2025-06.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those annual reporting periods, with early adoption permitted . The Group is currently evaluating the impact of adopting ASU 2025-10.